Vanguard(R)Money Market Funds

Annual Report-November 30, 2000

INCLUDED WITHIN THIS REPORT:

Vanguard Prime
Money Market Fund

Vanguard Federal
Money Market Fund

Vanguard Treasury
Money Market Fund


[MEMBERS OF
THE VANGUARD GROUP LOGO]

OUR REPORTS TO THE OWNERS
At Vanguard, we regard our investors not as mere customers but as owners of the enterprise. For that's exactly what a mutual fund shareholder is--part owner of an investment company.

     In our reports to you on how the company is doing, we have tried to convey information without hyperbole and in the context of broad market trends and relevant benchmarks.

     We've introduced several changes to this year's annual reports to make them even more useful. Among the changes:

-    Larger type and redesigned graphics to make the reports easier to read.

- An at-a-glance summary of key points about fund performance and the financial markets.

-    A  table--included   for  many  funds--in  which  the  investment   adviser
     highlights significant changes in holdings.

- Comparisons of fund performance and characteristics against both a broad market index and a "best fit" benchmark.

     We hope you'll find that these changes make the reports even more accessible and informative.

SUMMARY

* The Vanguard Money Market Funds provided their best fiscal-year returns in a decade.

* Short-term interest rates rose in response to the Fed's tightening, bolstering the yields for money market funds.

* During a volatile 12 months in financial markets, bonds and money market funds generally provided better returns than stocks.

CONTENTS

1 Letter from the Chairman

5 Report from the Adviser

7 Fund Profiles

8 Glossary of Investment Terms

9 Performance Summaries

13 Financial Statements

33 Report of Independent Accountants

LETTER
from the Chairman

Fellow Shareholders,

Rising short-term interest rates boosted money market yields during the 12 months ended November 30, 2000, and the vanguard money market funds posted their best fiscal-year returns in a decade. The Prime Money Market Fund earned 6.2% for the 12 months. After factoring in the 3.4% rise in consumer prices during the period, the fund's real, or inflation-adjusted, total return was a solid 2.8%.
     The table at right presents the total returns of our funds and their peers for the past 12 months. The share price of each fund held steady at $1 throughout the period, as is expected but not guaranteed. We also present our annualized yields as of November 30. During the fiscal year, each fund provided "the Vanguard advantage"--an edge over its average competitor that results from our Fixed Income Group's skilled management of the funds and, importantly, from our low operating costs, which are less than half those of our average peers.

     2000 TOTAL RETURNS                                        Fiscal Year Ended
                                                                     November 30
                                                           Average
                                         Vanguard        Competing      Vanguard
Money Market Fund                            Fund            Fund*     Advantage
--------------------------------------------------------------------------------
Prime                                        6.2%             5.6%          0.6%
      (SEC 7-Day Annualized
       Yield: 6.35%)

Federal                                      6.1              5.6           0.5
      (SEC 7-Day Annualized
       Yield: 6.30%)

Treasury                                     5.7              5.4           0.3
      (SEC 7-Day Annualized
       Yield: 6.05%)
--------------------------------------------------------------------------------
Prime Institutional Shares**                 6.4%             6.1%          0.3%
      (SEC 7-Day Annualized
       Yield: 6.53%)
--------------------------------------------------------------------------------
*    Derived from data provided by Lipper Inc.
**   Minimum initial investment is $10 million.

FINANCIAL MARKETS IN REVIEW

When the fiscal year began, the Federal Reserve Board was in the midst of a campaign to head off inflation by raising short-term interest rates. The campaign had begun in June 1999, when the very rapid pace of expansion in the U.S. economy and the very low unemployment rate raised concerns that a labor shortage could push up wages and, ultimately, the prices of goods and services. Early in our fiscal year, the economy was still roaring ahead--gross domestic product (GDP) in the October-December quarter of 1999 increased at an annual rate of 8.3% and had advanced 5.0% from the same period of 1998.

MARKET BAROMETER                                    Average Annual Total Returns
                                                 Periods Ended November 30, 2000

                                                 One        Three         Five
                                                Year        Years        Years
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index (Entire market)      9.1%         6.1%         6.4%
Lehman 10 Year Municipal Bond Index              7.7          5.0          5.6
Salomon Smith Barney 3-Month
   U.S. Treasury Bill Index                      5.9          5.2          5.2
--------------------------------------------------------------------------------
STOCKS
S&P 500 Index (Large-caps)                      -4.2%        12.7%        18.7%
Russell 2000 Index (Small-caps)                 -0.6          2.4          9.1
Wilshire 5000 Index (Entire market)             -5.8         10.8         16.7
MSCI EAFE Index (International)                 -9.5          8.7          7.5
================================================================================
CPI
Consumer Price Index                             3.4%         2.5%         2.5%
--------------------------------------------------------------------------------

Such growth rates were well above the 2.5% to 3% pace that is widely regarded as sustainable over the long run.
     Consequently, the Fed boosted its target federal funds rate by 0.25% (25 basis points) in February 2000, by another 0.25% in March, and by 0.50% in May. The yields of money market securities followed suit, and by the summer of 2000 they were about 1 percentage point higher than at the start of the year.
     Soon thereafter, the Fed's medicine seemed to have taken hold, and the expansion of the economy slowed noticeably (GDP expanded at a 2.2% annual rate in the July-September quarter of 2000). Short-term interest rates began to edge lower, as market participants decided that the Fed was through raising rates and might next start considering cuts.
     As of November 30, the yield of the 3-month U.S. Treasury bill--a good proxy for money market rates--was 6.20%, 90 basis points (0.90 percentage point) above its level at the start of the fiscal year, but nearly 25 basis points below its high point during the fiscal year.
     Longer-term interest rates fell during the fiscal year, as bond investors were comforted by the Fed's vigilant stance against inflation. Yields fell furthest for U.S. Treasury bonds, due in part to the federal government's buyback of long-term Treasuries, a continuing effort aimed at paring the national debt. The 30-year Treasury's yield fell from 6.29% to 5.61%, and the yield of the 10-year Treasury note declined by 72 basis points. For bonds, lower yields mean higher prices. The Lehman Brothers Long U.S. Treasury Index returned an excellent 15.7% for the fiscal year, as price appreciation augmented interest income.
     Decelerating growth was not a plus for higher-risk, higher-yielding bonds or for the stock market. Slower growth can, of course, dampen corporate profits or lead to declines--bad news for both stock investors and holders of lower-quality corporate bonds. The Lehman High Yield Index returned -6.6% for the fiscal year, about 15 percentage points behind the return of the broad bond market. And most broad stock market indexes--after a sharp upward spurt early in the fiscal year--fell during the rest of the period. For the full year, the Wilshire 5000 Total Market Index, a gauge of the entire U.S. stock market, declined -5.8%.

FISCAL 2000 PERFORMANCE OVERVIEW

Although higher short-term interest rates were not good news for some segments of the financial markets, they were certainly beneficial for money market investors. The yields of the Vanguard Money Market Funds rose substantially during fiscal 2000, as the accompanying table shows. Each of our funds earned its highest 12-month return since fiscal 1991.

CHANGES IN YIELDS                                      Annualized 7-Day Yield on
                                                                     November 30

Money Market Fund                                           2000         1999
--------------------------------------------------------------------------------
Prime                                                       6.35%        5.36%
Federal                                                     6.30         5.21
Treasury                                                    6.05         4.77
--------------------------------------------------------------------------------
Prime Institutional Shares                                  6.53%        5.54%
--------------------------------------------------------------------------------

     Money market fund yields, of course, respond directly to changes in market interest rates (although with a brief lag, as the proceeds from maturing investments are reinvested in new holdings). And since money market funds are investing in very similar pools of securities within tightly defined maturity ranges, their gross returns are usually quite similar.
     However, what counts for shareholders are the net returns received after operating expenses are deducted. The Investor Shares of our money market funds have expense ratios (annual expenses as a percentage of average net assets) of 0.33%, or $3.30 per $1,000 in assets, compared with the ratios of 0.69% to 0.83% ($6.90 to $8.30 per $1,000) charged on average by competing funds. The Prime Money Market Fund's Institutional Shares, which are available for a minimum investment of $10 million, have a tiny expense ratio of 0.15%, or a little more than one-third that of the average peer. These cost differences allowed our funds to generate returns that were 0.3 to 0.6 percentage point higher than those of our average peers.

LONG-TERM PERFORMANCE OVERVIEW
The long-term record of the Vanguard Money Market Funds is exceptional. We have provided superior returns across the board, as shown in the table at the top of the next page, which presents the average annual returns of our funds and their average peers during the ten years ended November 30. The table makes clear the significant dollar impact of our higher returns: It compares the results of hypothetical $10,000 initial investments ($10 million, in the case of Prime Institutional Shares) made in each of our funds and its average peer.
     A key driver in our outperformance versus most other money market funds is our lower costs. The average return advantage, which ranged from 0.3% to 0.5% per year during the past decade, compounds over time into significant sums--several hundred dollars for each $10,000 invested. Since shareholders in the Vanguard Money Market Funds give up nothing in quality


TOTAL RETURNS                                                                        Ten Years Ended
                                                                                   November 30, 2000

                                             Average                      Final Value of a $10,000
                                          Annual Return                     Initial Investment*
                                       -------------------                -------------------------
                                                     Average                                 Average
                                      Vanguard     Competing             Vanguard          Competing
Money Market Fund                         Fund          Fund                 Fund               Fund
----------------------------------------------------------------------------------------------------
Prime                                     5.0%          4.5%             $ 16,333           $ 15,586
Federal                                   5.0           4.5                16,215             15,520
Treasury**                                4.7           4.4                15,836             15,430
----------------------------------------------------------------------------------------------------
Prime Institutional Shares                5.2%          4.9%          $16,599,240        $16,165,111
----------------------------------------------------------------------------------------------------

*    For  Prime  Institutional  Shares,  final  value of a $10  million  initial investment.
**   Before December 2, 1996, known as the U.S. Treasury Portfolio.


versus our competitors, our cost advantage is the closest thing to a "free lunch" available in investing.
     Costs are not the entire explanation for our excellent long-term perfor-mance. The skill and dedication of the professional portfolio managers and credit analysts in Vanguard's Fixed Income Group are the other key ingredients in our formula for superior results. We note that our team is entering its twentieth year at the helm of our money market funds and we would like to thank them for two decades of exceptional performance.

IN SUMMARY
The turbulence in financial markets during the past 12 months illustrated the valuable role of money market funds in providing a safe and productive harbor for short-term investments and as a counterweight to the volatility risks inherent in stocks and bonds. The key attractions of money market funds--preservation of capital, extreme liquidity, and current income--make them a sensible part of anyone's portfolio in any market environment. The general attributes of money funds are enhanced when the funds are managed with care and thrift, as ours have always been. We thank you for entrusting your hard-earned money to Vanguard.

Sincerely,
                                                 [PHOTO JOHN J. BRENNAN]
/S/ JOHN J. BRENNAN                                     JOHN J. BRENNAN
                                                           Chairman and
December 15, 2000                                Chief Executive Officer

REPORT
FROM THE ADVISER                                     VANGUARD FIXED INCOME GROUP

Shareholders of the vanguard money market funds enjoyed increasing yields during the fiscal year ended November 30, 2000. Returns for the Investor Shares of our Prime, Federal, and Treasury Funds were 6.2%, 6.1%, and 5.7%, respectively, surpassing returns of the average competing funds by amounts roughly equivalent to our funds' expense advantage. Although money market funds bested most broad stock market indexes for the first time since 1994, money funds' higher dividends could not match the substantial capital gains achieved in most sectors of the bond market. The past 12 months have reinforced important lessons on the benefits of diversification across the spectrum of stocks, bonds, and cash investments.

================================================================================
INVESTMENT PHILOSOPHY

THE FUNDS REFLECT A BELIEF THAT THE HIGHEST LEVEL OF CURRENT INCOME CONSISTENT WITH CAPITAL PRESERVATION AND LIQUIDITY CAN BE PROVIDED BY HOLDING HIGH-QUALITY MONEY MARKET INSTRUMENTS ISSUED BY FINANCIAL INSTITUTIONS, NONFINANCIAL CORPORATIONS, THE U.S. GOVERNMENT, AND FEDERAL AGENCIES.
================================================================================


THE INVESTMENT ENVIRONMENT
The fiscal year opened with eye-popping stock performance and a blistering economy, as exemplified by the 8.3% annual growth rate for gross domestic product during 1999's fourth quarter. Despite relatively quiescent inflation, the Federal Reserve Board continued on a deliberate course of raising short-term interest rates with the objective of slowing the economy to a sustainable, noninflationary pace. Acting three times from February to May, the Fed raised its benchmark federal funds rate by a total of 1.0 percentage point. Because of the long and variable lags with which such policy changes affect the economy, judgments as to how much tightening will ultimately be required are rarely clear. In some instances, by the time the first waves of Fed tightening begin to act on the economy, subsequent waves are set in motion by the Fed that are enough to sink the economy into recession.

OUR TACTICS DURING THE YEAR
Early in the fiscal year, when the economy seemed immune to the Fed's tightening, money market yields rose in anticipation of further rate increases. Rates for 1-year securities climbed well above the federal funds rate, which is what banks charge each other for overnight loans. We took this opportunity to extend the average maturities of the Vanguard Money Market Funds toward the upper end of our neutral band. This made the average maturities of our funds somewhat longer than those of most competitors. The result was that we were able to lock in attractive yields and make the funds a bit less vulnerable to the declining interest rates we saw late in the fiscal year. In the Treasury Fund, we extended the average maturity even farther at times to take advantage of short-term changes in the volume of U.S. Treasury bills issued.

OUR INVESTMENT APPROACH
Although our outlook for the future course of interest rates changes from time to time, our conservative approach to the credit quality of the Prime Money Market Fund is unwavering. Specifically, we limit the maximum maturity and total percentage of the fund's holdings of securities that, while still of "first tier" quality, are not of the very highest quality. This approach differs from that of many competitors, and it does lower the fund's gross, or before-expense, yield a tad. However, any shortfall in gross yields is more than made up by our cost advantage over peer funds. Our low operating costs are a constant for all of our money market funds, giving us an advantage year in and year out.

Ian A. MacKinnon, Managing Director
Robert F. Auwaerter, Principal
John Hollyer, Principal
David R. Glocke, Principal

December 12, 2000

FUND PROFILE                                             As of November 30, 2000
FOR PRIME MONEY MARKET FUND

This Profile provides a snapshot of the fund's characteristics. Key terms are defined on page 8.

----------------------------------------------------
FINANCIAL ATTRIBUTES

Yield                                           6.4%
Yield--Institutional Shares                     6.5%
Average Maturity                             60 days
Average Quality                                  Aa1
Expense Ratio                                  0.33%
Expense Ratio--Institutional Shares            0.15%
----------------------------------------------------

----------------------------------------------------
DISTRIBUTION BY
CREDIT QUALITY
   (% of portfolio)

Treasury/Agency                                15.6%
Aaa                                            18.9
Aa                                             48.3
A                                              17.2
Baa                                             0.0
Ba                                              0.0
B                                               0.0
Not Rated                                       0.0
----------------------------------------------------
Total                                         100.0%
----------------------------------------------------

----------------------------------------------------
DISTRIBUTION BY ISSUER
(% of portfolio)

Certificates of Deposit                        39.4%
Commercial Paper                               41.6
Treasury/Agency                                15.6
Other                                           3.4
----------------------------------------------------
Total                                         100.0%
----------------------------------------------------


FUND PROFILE                                             AS OF NOVEMBER 30, 2000
  FOR FEDERAL MONEY MARKET FUND

This Profile provides a snapshot of the fund's characteristics. Key terms are defined on page 8.

----------------------------------------------------
FINANCIAL ATTRIBUTES

Yield                                           6.3%
Average Maturity                             64 days
Average Quality                               Agency
Expense Ratio                                  0.33%
----------------------------------------------------

----------------------------------------------------
DISTRIBUTION BY
  CREDIT QUALITY
  (% of portfolio)

Agency                                        100.0%
----------------------------------------------------

                                                                      [COMPUTER]
                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                                FUND INFORMATION

FUND PROFILE                                             AS OF NOVEMBER 30, 2000
   FOR TREASURY MONEY MARKET FUND

This Profile provides a snapshot of the fund's characteristics. Key terms are defined below.

----------------------------------------------------
FINANCIAL ATTRIBUTES

Yield                                           6.1%
Average Maturity                             74 days
Average Quality                             Treasury
Expense Ratio                                  0.33%
----------------------------------------------------

----------------------------------------------------
DISTRIBUTION BY
  CREDIT QUALITY
  (% of portfolio)

Treasury                                      100.0%
----------------------------------------------------

GLOSSARY
   OF INVESTMENT TERMS

AVERAGE MATURITY. The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's securities holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities. U.S. Treasury securities are considered to have the highest credit quality.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past seven days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------

                                                                     [COMPUTER]
                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                                FUND INFORMATION

PERFORMANCE SUMMARY
FOR PRIME MONEY MARKET FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                 November 30, 1990-November 30, 2000
--------------------------------------------------------------------------------
          Prime Money Market Fund         Average
                                          Fund*

Fiscal                  Total               Total
Year                   Return              Return
--------------------------------------------------------------------------------
1991                     6.4%               5.9%
1992                     3.9                3.4
1993                     3.0                2.6
1994                     3.9                3.5
1995                     5.8                5.4
1996                     5.3                4.8
1997                     5.4                4.9
1998                     5.4                4.9
1999                     5.0                4.4
2000                     6.2                5.6
--------------------------------------------------------------------------------
SEC 7-Day Annualized Yield (11/30/2000): 6.35%
--------------------------------------------------------------------------------
*Average Money Market Fund; derived from data provided by Lipper Inc.

See Financial Highlights table on page 28 for dividend information for the past five years.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                       November 30, 1990-November 30, 2000


        QUARTER    PRIME MONEY      AVERAGE MONEY    SALOMON SMITH BARNEY
          ENDED    MARKET FUND        MARKET FUND   3-MONTH TREASURY INDEX

         199011         10000            10000               10000
         199102         10185            10171               10166
         199105         10347            10320               10317
         199108         10499            10460               10463
         199111         10640            10591               10598
         199202         10762            10699               10707
         199205         10869            10793               10814
         199208         10968            10877               10909
         199211         11054            10955               10991
         199302         11141            11027               11076
         199305         11223            11096               11158
         199308         11306            11165               11244
         199311         11389            11242               11330
         199402         11474            11313               11416
         199405         11571            11398               11520
         199408         11691            11500               11644
         199411         11830            11630               11784
         199502         11994            11777               11945
         199505         12173            11939               12121
         199508         12348            12089               12294
         199511         12518            12252               12460
         199602         12686            12402               12626
         199605         12848            12547               12785
         199608         13015            12687               12951
         199611         13184            12844               13119
         199702         13353            12993               13283
         199705         13530            13148               13458
         199708         13713            13301               13631
         199711         13897            13471               13806
         199802         14083            13633               13982
         199805         14272            13802               14164
         199808         14464            13956               14343
         199811         14650            14130               14513
         199902         14827            14282               14670
         199905         15001            14434               14837
         199908         15182            14575               15010
         199911         15378            14756               15192
         200002         15592            14944               15389
         200005         15823            15145               15609
         200008         16078            15350               15837
         200011         16333            15586               16081


                                                 Average Annual Total Returns
                                               Periods Ended November 30, 2000     Final Value
                                                --------------------------------  of a $10,000
                                                1 Year     5 Years    10 Years      Investment
----------------------------------------------------------------------------------------------
Prime Money Market Fund                          6.21%       5.46%       5.03%       $16,333
Average Money Market Fund*                       5.63        4.93        4.54         15,586
Salomon Smith Barney 3-Month Treasury Index      5.85        5.23        4.86         16,081
----------------------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
----------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY
FOR PRIME MONEY MARKET FUND INSTITUTIONAL SHARES

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.



--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                 November 30, 1990-November 30, 2000
--------------------------------------------------------------------------------
          Prime Money Market Fund         Average
            Institutional Shares            Fund**

Fiscal                  Total               Total
Year                   Return*             Return
--------------------------------------------------------------------------------
1991                     6.5%              6.2%
1992                     4.0               3.8
1993                     3.2               2.9
1994                     4.1               3.8
1995                     6.0               5.7
1996                     5.5               5.2
1997                     5.6               5.3
1998                     5.6               5.3
1999                     5.1               4.9
2000                     6.4               6.1
--------------------------------------------------------------------------------
SEC 7-Day Annualized Yield (11/30/2000): 6.53%
--------------------------------------------------------------------------------
* Prior to 10/28/1995, total returns are for Vanguard Institutional Money Market Portfolio.
**Average Institutional Money Market Fund; derived from data provided by Lipper Inc.
See Financial Highlights table on page 29 for dividend information for the past five years.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                       November 30, 1990-November 30, 2000

                   PRIME MONEY             AVERAGE
                   MARKET FUND       INSTITUTIONAL
         QUARTER INSTITUTIONAL               MONEY        SALOMON SMITH BARNEY
           ENDED        SHARES         MARKET FUND       3-MONTH TREASURY INDEX

         199011      10000000            10000000               10000000
         199102      10187556            10179000               10165906
         199105      10353243            10336913               10317105
         199108      10508596            10486869               10463261
         199111      10652312            10623000               10597762
         199202      10777246            10725470               10707293
         199205      10888459            10846523               10813645
         199208      10990808            10942000               10909085
         199211      11081307            11022425               10991108
         199302      11172312            11090136               11075956
         199305      11259995            11187104               11158120
         199308      11347326            11269165               11244259
         199311      11435226            11346484               11329932
         199402      11524993            11412859               11416257
         199405      11628264            11527192               11520460
         199408      11755313            11645555               11644169
         199411      11899416            11776516               11784458
         199502      12070483            11919590               11945454
         199505      12255557            12112773               12120707
         199508      12437405            12286061               12293637
         199511      12613892            12451310               12460349
         199602      12788205            12599007               12625550
         199605      12956582            12776553               12785301
         199608      13130811            12940908               12950941
         199611      13306256            13100023               13118728
         199702      13482652            13244076               13283395
         199705      13667241            13435823               13458169
         199708      13858013            13617718               13631169
         199711      14049529            13793015               13806393
         199802      14243618            13955283               13982477
         199805      14441677            14161358               14163628
         199808      14642190            14353074               14342840
         199811      14837549            14529562               14512751
         199902      15022810            14680958               14670200
         199905      15206150            14873674               14837485
         199908      15395962            15050634               15009782
         199911      15601529            15238604               15191948
         200002      15825333            15425282               15389040
         200005      16066797            15672390               15609034
         200008      16332452            15920560               15836821
         200011      16599240            16165111               16080677


                                                 Average Annual Total Returns
                                               Periods Ended November 30, 2000     Final Value
                                                --------------------------------  of a $10,000
                                                1 Year     5 Years    10 Years      Investment
----------------------------------------------------------------------------------------------
Prime Money Market Fund Institutional Shares*     6.39%      5.64%      5.20%       $16,599,240
Average Institutional Money Market Fund**         6.08       5.36       4.92         16,165,111
Salomon Smith Barney 3-Month Treasury Index       5.85       5.23       4.86         16,080,677
----------------------------------------------------------------------------------------------
*Prior to 10/28/1995,  total returns are for Vanguard Institutional Money Market
Portfolio.
**Derived from data provided by Lipper Inc.
----------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY
FOR FEDERAL MONEY MARKET FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                 November 30, 1990-November 30, 2000
--------------------------------------------------------------------------------
           Federal Money Market Fund      Average
                                             Fund*
Fiscal                  Total               Total
Year                   Return              Return
--------------------------------------------------------------------------------
1991                     6.2%                5.7%
1992                     3.8                 3.4
1993                     3.0                 2.6
1994                     3.8                 3.4
1995                     5.8                 5.3
1996                     5.3                 4.8
1997                     5.4                 4.9
1998                     5.4                 4.9
1999                     4.9                 4.4
2000                     6.1                 5.6
--------------------------------------------------------------------------------
SEC 7-Day Annualized Yield (11/30/2000): 6.30%
--------------------------------------------------------------------------------
*Average Government Money Market Fund; derived from data provided by Lipper Inc.

See Financial Highlights table on page 29 for dividend information for the past five years.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                       November 30, 1990-November 30, 2000

                                          AVERAGE
                                       GOVERNMENT
         QUARTER    FEDERAL MONEY           MONEY        SALOMON SMITH BARNEY
           ENDED    MARKET FUND       MARKET FUND       3-MONTH TREASURY INDEX

         199011         10000              10000                 10000
         199102         10175              10163                 10166
         199105         10332              10308                 10317
         199108         10481              10448                 10463
         199111         10619              10574                 10598
         199202         10738              10681                 10707
         199205         10843              10776                 10814
         199208         10941              10863                 10909
         199211         11026              10935                 10991
         199302         11108              11007                 11076
         199305         11190              11076                 11158
         199308         11273              11148                 11244
         199311         11355              11216                 11330
         199402         11438              11287                 11416
         199405         11534              11371                 11520
         199408         11653              11475                 11644
         199411         11789              11595                 11784
         199502         11950              11740                 11945
         199505         12127              11898                 12121
         199508         12300              12052                 12294
         199511         12469              12206                 12460
         199602         12634              12353                 12626
         199605         12794              12497                 12785
         199608         12959              12642                 12951
         199611         13125              12789                 13119
         199702         13292              12936                 13283
         199705         13467              13093                 13458
         199708         13647              13251                 13631
         199711         13828              13412                 13806
         199802         14010              13573                 13982
         199805         14197              13749                 14164
         199808         14385              13915                 14343
         199811         14568              14075                 14513
         199902         14741              14222                 14670
         199905         14913              14376                 14837
         199908         15091              14530                 15010
         199911         15281              14694                 15192
         200002         15488              14874                 15389
         200005         15715              15083                 15609
         200008         15964              15302                 15837
         200011         16215              15520                 16081



                                                 Average Annual Total Returns
                                               Periods Ended November 30, 2000     Final Value
                                                --------------------------------  of a $10,000
                                                1 Year     5 Years    10 Years      Investment
----------------------------------------------------------------------------------------------
Federal Money Market Fund                        6.11%       5.39%       4.95%        $16,215
Average Government Money Market Fund*            5.62        4.92        4.49          15,520
Salomon Smith Barney 3-Month Treasury Index      5.85        5.23        4.86          16,081
----------------------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
----------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY
FOR TREASURY MONEY MARKET FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                 November 30, 1990-November 30, 2000
--------------------------------------------------------------------------------
           Treasury Money Market Fund*     Average
                                             Fund**
Fiscal                  Total               Total
Year                   Return              Return
--------------------------------------------------------------------------------
1991                     5.9%                5.8%
1992                     3.7                 3.5
1993                     2.9                 2.6
1994                     3.6                 3.4
1995                     5.5                 5.2
1996                     5.1                 4.8
1997                     5.1                 4.8
1998                     5.1                 4.8
1999                     4.5                 4.2
2000                     5.7                 5.4
--------------------------------------------------------------------------------
SEC 7-Day Annualized Yield (11/30/2000): 6.05%
--------------------------------------------------------------------------------
*Prior to 12/2/1996, known as the U.S. Treasury Portfolio.
**Average Treasury Money Market Fund; derived from data provided by Lipper Inc.

See Financial Highlights table on page 30 for dividend information for the past five years.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                       November 30, 1990-November 30, 2000

                                          AVERAGE
                                         TREASURY
         QUARTER    TREASURY MONEY          MONEY        SALOMON SMITH BARNEY
           ENDED    MARKET FUND       MARKET FUND       3-MONTH TREASURY INDEX


         199011         10000            10000                   10000
         199102         10167            10163                   10166
         199105         10319            10313                   10317
         199108         10461            10453                   10463
         199111         10595            10579                   10598
         199202         10708            10690                   10707
         199205         10810            10790                   10814
         199208         10905            10875                   10909
         199211         10985            10947                   10991
         199302         11064            11021                   11076
         199305         11142            11096                   11158
         199308         11221            11166                   11244
         199311         11300            11234                   11330
         199402         11379            11309                   11416
         199405         11470            11395                   11520
         199408         11581            11496                   11644
         199411         11709            11614                   11784
         199502         11860            11759                   11945
         199505         12026            11919                   12121
         199508         12190            12072                   12294
         199511         12350            12222                   12460
         199602         12508            12372                   12626
         199605         12663            12517                   12785
         199608         12821            12660                   12951
         199611         12981            12804                   13119
         199702         13139            12952                   13283
         199705         13305            13107                   13458
         199708         13475            13262                   13631
         199711         13644            13417                   13806
         199802         13816            13579                   13982
         199805         13991            13742                   14164
         199808         14167            13905                   14343
         199811         14335            14055                   14513
         199902         14490            14197                   14670
         199905         14648            14341                   14837
         199908         14810            14489                   15010
         199911         14981            14644                   15192
         200002         15169            14816                   15389
         200005         15377            15007                   15609
         200008         15603            15216                   15837
         200011         15836            15430                   16081



                                                 Average Annual Total Returns
                                               Periods Ended November 30, 2000     Final Value
                                                --------------------------------  of a $10,000
                                                1 Year     5 Years    10 Years      Investment
----------------------------------------------------------------------------------------------
Treasury Money Market Fund*                      5.70%       5.10%       4.70%        $15,836
Average Treasury Money Market Fund**             5.37        4.77        4.43          15,430
Salomon Smith Barney 3-Month Treasury Index      5.85        5.23        4.86          16,081
----------------------------------------------------------------------------------------------
*Prior to 12/2/1996, known as the U.S. Treasury Portfolio.
**Derived from data provided by Lipper Inc.
----------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS
   November 30, 2000

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings on the last day of the reporting period, including each security's maturity date, coupon rate or yield to maturity at the time of purchase, and statement-date market value. Securities are grouped and subtotaled by type of instrument (U.S. government obligations, commercial paper, certificates of deposit, etc.). Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value
(NAV) Per Share. Each fund's objective is to maintain a constant NAV of $1.00 per share.
     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Virtually the entire amount of net assets consists of Paid-in Capital (money invested by shareholders). Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day, and Accumulated Realized Gains (Losses) are very small because the fund seldom realizes any significant gains or losses on sales of securities.



-----------------------------------------------------------------------------------------------------
                                                                                      FACE     MARKET
                                                                      MATURITY      AMOUNT     VALUE*
PRIME MONEY MARKET FUND                                   YIELD**         DATE       (000)      (000)
-----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (14.9%)
-----------------------------------------------------------------------------------------------------
Federal Home Loan Bank                                   6.415%    1/1/2001(1)   1,000,000    999,501
Federal Home Loan Bank                                    6.55%   1/19/2001(1)   1,000,000    999,398
Federal Home Loan Bank                                    6.58%    2/9/2001        250,000    250,000
Federal Home Loan Bank                                   6.581%   1/12/2001(1)   1,000,000    999,411
Federal Home Loan Mortgage Corp.                         6.418%  12/26/2000(1)     500,000    499,773
Federal Home Loan Mortgage Corp.                          6.45%   12/4/2000(1)   1,000,000    999,515
Federal National Mortgage Assn.                           6.45%   12/4/2000(1)     980,000    979,525
Federal National Mortgage Assn.                          6.482%   12/4/2000(1)     970,000    969,562
Federal National Mortgage Assn.                          6.485%   12/4/2000(1)     500,000    499,786
-----------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
   (Cost $7,196,471)                                                                        7,196,471
-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (39.4%)
-----------------------------------------------------------------------------------------------------
BANK HOLDING COMPANIES (3.2%)
Banc One Financial Corp.                                 6.597%      12/4/2000     150,000    149,919
Banc One Financial Corp.                                 6.639%      2/26/2001     100,000     98,422
Banc One Financial Corp.                                 6.639%      2/27/2001      25,000     24,601
Banc One Financial Corp.                                 6.665%      1/23/2001      75,000     74,277
Chase Manhattan Corp.                                    6.631%       3/1/2001     500,000    491,850
Citicorp                                                 6.539%     12/11/2000     100,000     99,819
Citicorp                                                  6.54%     12/12/2000     150,000    149,702
Citicorp                                                 6.541%     12/13/2000     150,000    149,675
SunTrust Banks Inc.                                      6.527%     12/11/2000      95,000     94,829
Wells Fargo & Co.                                        6.528%      12/4/2000      50,000     49,973
Wells Fargo & Co.                                        6.577%       3/1/2001     200,000    196,765
                                                                                            ---------
                                                                                            1,579,832
                                                                                            ---------
FINANCE--AUTO (3.3%)
Daimler-Chrysler NA Holding Corp.                        6.632%      1/25/2001    150,000     148,506
Daimler-Chrysler NA Holding Corp.                        6.639%      1/22/2001     25,000      24,764
Daimler-Chrysler NA Holding Corp.                        6.648%      1/29/2001    100,000      98,928

-----------------------------------------------------------------------------------------------------
                                                                                      FACE     MARKET
                                                                      MATURITY      AMOUNT     VALUE*
PRIME MONEY MARKET FUND                                   YIELD**         DATE       (000)      (000)
-----------------------------------------------------------------------------------------------------
Daimler-Chrysler NA Holding Corp.                        6.649%      1/18/2001   $ 100,000  $  99,128
General Motors Acceptance Corp.                          6.631%      2/15/2001     100,000     98,624
General Motors Acceptance Corp.                          6.638%      1/30/2001     142,500    140,949
General Motors Acceptance Corp.                           6.64%       2/8/2001     300,000    296,245
General Motors Acceptance Corp.                          6.651%      1/17/2001     250,000    247,865
Toyota Motor Credit Corp.                                6.522%     12/12/2000     100,000     99,802
Toyota Motor Credit Corp.                                6.523%     12/13/2000      25,000     24,946
Toyota Motor Credit Corp.                                6.629%      1/24/2001     100,000     99,022
Toyota Motor Credit Corp.                                 6.63%      1/25/2001     100,000     99,004
Toyota Motor Credit Corp.                                6.631%      1/26/2001     100,000     98,986
                                                                                            ---------
                                                                                            1,576,769
                                                                                            ---------
FINANCE--OTHER (15.4%)
American Express Credit Corp.                            6.526%      12/7/2000     200,000    199,784
American Express Credit Corp.                            6.528%      12/4/2000     340,000    339,816
Asset Securitization Cooperative Corp.                   6.541%     12/11/2000      55,000     54,901
Asset Securitization Cooperative Corp.                   6.655%      1/25/2001     225,000    222,752
Asset Securitization Cooperative Corp.                   6.677%      1/18/2001     240,000    237,904
Associates Corp. of North America                        6.525%      12/7/2000     200,000    199,784
Associates Corp. of North America                         6.53%     12/11/2000     100,000     99,820
Associates Corp. of North America                        6.531%     12/12/2000     100,000     99,802
Associates Corp. of North America                         6.63%      2/27/2001     100,000     98,406
Centric Capital Corp.                                    6.537%      12/7/2000      70,700     70,623
Centric Capital Corp.                                    6.543%     12/11/2000      70,100     69,973
Centric Capital Corp.                                    6.544%     12/13/2000      80,800     80,625
Centric Capital Corp.                                    6.549%     12/15/2000      22,420     22,363
Centric Capital Corp.                                    6.553%     12/18/2000      35,200     35,092
Centric Capital Corp.                                    6.655%      1/26/2001      15,500     15,342
Ciesco LP                                                6.547%      12/4/2000     100,000     99,946
Ciesco LP                                                6.628%       2/9/2001      45,000     44,431
Corporate Asset Funding Corp.                            6.553%     12/13/2000     100,000     99,783
Corporate Asset Funding Corp.                            6.554%     12/14/2000      50,000     49,882
Corporate Asset Funding Corp.                            6.623%      2/15/2001     100,000     98,630
Corporate Asset Funding Corp.                            6.626%       2/9/2001      50,000     49,368
Corporate Asset Funding Corp.                            6.626%      2/16/2001      94,555     93,242
Corporate Asset Funding Corp.                            6.629%      2/22/2001     108,682    107,053
Corporate Asset Funding Corp.                            6.632%       2/2/2001      92,098     91,049
Corporate Asset Funding Corp.                            6.645%       2/7/2001     150,000    148,144
Corporate Asset Funding Corp.                            6.649%      1/26/2001     100,000     98,984
Corporate Asset Funding Corp.                            6.676%      1/17/2001     100,000     99,145
Corporate Receivables Corp.                              6.554%     12/14/2000     100,000     99,765
Corporate Receivables Corp.                              6.557%      12/7/2000      10,000      9,989
Corporate Receivables Corp.                              6.564%     12/13/2000      16,405     16,369
Corporate Receivables Corp.                              6.624%       2/7/2001     100,000     98,772
Corporate Receivables Corp.                              6.626%       2/8/2001      75,000     74,066
Corporate Receivables Corp.                              6.628%      5/23/2001      50,000     48,457
Corporate Receivables Corp.                              6.639%      2/21/2001      50,000     49,256
Corporate Receivables Corp.                               6.64%      1/25/2001     100,000     99,002
Corporate Receivables Corp.                              6.641%       2/9/2001      95,000     93,797
Corporate Receivables Corp.                              6.642%      2/22/2001     100,000     98,494
Corporate Receivables Corp.                              6.676%      1/17/2001     100,000     99,145
Corporate Receivables Corp.                               6.68%      1/26/2001      92,370     91,429

-----------------------------------------------------------------------------------------------------
                                                                                      FACE     MARKET
                                                                      MATURITY      AMOUNT     VALUE*
                                                          YIELD**         DATE       (000)      (000)
-----------------------------------------------------------------------------------------------------
Delaware Funding                                         6.642%      2/20/2001     294,585    290,250
Delaware Funding                                         6.649%      1/25/2001      70,012     69,314
Delaware Funding                                          6.65%      1/26/2001     255,937    253,337
Enterprise Funding Corp.                                 6.543%      12/6/2000      17,975     17,959
Enterprise Funding Corp.                                 6.545%      12/7/2000     192,795    192,585
General Electric Capital Corp.                           6.647%      4/12/2001     100,000     97,642
General Electric Capital Corp.                           6.656%       3/1/2001     100,000     98,191
General Electric Capital Corp.                           6.675%       3/8/2001     200,000    196,513
General Electric Capital Corp.                           6.679%      2/12/2001     110,000    108,552
General Electric Capital Corp.                            6.68%      3/15/2001     200,000    196,268
General Electric Capital Corp.                           6.683%       3/5/2001      90,000     88,480
General Electric Capital Corp.                           6.778%       2/5/2001     400,000    395,198
General Electric Capital International Funding Co.       6.614%      3/19/2001     200,000    196,124
Household Finance Corp.                                  6.535%      12/6/2000     100,000     99,910
Intrepid Funding                                         6.692%      2/22/2001      17,452     17,190
Intrepid Funding                                         6.695%      2/15/2001      20,000     19,724
Park Avenue Receivable Corp.                             6.567%     12/13/2000      22,075     22,027
Park Avenue Receivable Corp.                             6.681%      1/30/2001     126,291    124,908
Preferred Receivables Funding Co.                         6.64%      1/25/2001      82,131     81,312
Private Export Funding Corp.                             6.606%      4/24/2001      70,000     68,202
Private Export Funding Corp.                             6.629%       2/8/2001      30,000     29,626
Private Export Funding Corp.                             6.635%       4/5/2001      25,000     24,443
Private Export Funding Corp.                             6.681%       3/1/2001      16,664     16,394
Three Rivers Funding                                     6.553%      12/5/2000      98,230     98,159
Three Rivers Funding                                     6.564%     12/15/2000      67,660     67,488
Three Rivers Funding                                     6.574%     12/20/2000      50,000     49,827
Three Rivers Funding                                     6.587%     12/22/2000      13,589     13,537
Triple A One Funding Corp.                               6.547%      12/4/2000     194,532    194,426
Triple A One Funding Corp.                               6.551%      12/6/2000      88,635     88,555
Triple A One Funding Corp.                               6.552%      12/8/2000      50,315     50,251
Triple A One Funding Corp.                               6.556%      12/7/2000      66,157     66,085
Variable Funding Capital Corp.                           6.544%      12/7/2000     300,000    299,676
                                                                                            ---------
                                                                                            7,437,338
                                                                                            ---------
INDUSTRIAL (4.7%)
Bayer Corp.                                              6.611%      3/26/2001     100,000     97,933
Bayer Corp.                                              6.612%      3/27/2001     100,000     97,915
Equilon Enterprises LLC                                  6.608%      2/26/2001      50,000     49,215
Exxon Imperial U.S. Inc.                                 6.507%      12/5/2000      21,970     21,954
Exxon Imperial U.S. Inc.                                 6.527%     12/11/2000      41,530     41,455
ExxonMobil Australia Property                            6.507%      12/5/2000     200,000    199,856
ExxonMobil Australia Property                            6.519%     12/11/2000     300,000    299,460
Gannett Co.                                              6.505%      12/4/2000      53,000     52,971
Gannett Co.                                              6.615%      2/15/2001      50,000     49,312
Gannett Co.                                              6.629%       2/8/2001     177,000    174,788
Gannett Co.                                              6.639%      2/16/2001      43,000     42,400
International Business Machines Corp.                    6.525%      12/6/2000     282,550    282,296
Motorola Inc.                                            6.634%      2/22/2001     131,460    129,481
Pfizer Inc.                                              6.523%      12/8/2000      37,159     37,112
Wal Mart Stores Inc.                                     6.522%     12/12/2000     222,310    221,871
Wal Mart Stores Inc.                                     6.649%      2/28/2001     460,000    459,780
                                                                                            ---------
                                                                                            2,257,799
                                                                                            ---------

-----------------------------------------------------------------------------------------------------
                                                                                      FACE     MARKET
                                                                      MATURITY      AMOUNT     VALUE*
PRIME MONEY MARKET FUND                                   YIELD**         DATE       (000)      (000)
-----------------------------------------------------------------------------------------------------
INSURANCE (2.0%)
Aegon Funding Corp.                                      6.515%     12/11/2000     251,000    250,547
Aegon Funding Corp.                                      6.524%     12/13/2000      71,000     70,846
Aegon Funding Corp.                                      6.534%      12/6/2000     225,000    224,797
AIG Funding Inc.                                         6.663%      2/15/2001      25,000     24,658
ING America Insurance Holdings Inc.                      6.658%      1/22/2001      25,000     24,763
John Hancock Capital Corp.                               6.521%     12/11/2000      59,000     58,894
Prudential Funding                                       6.648%      1/18/2001     300,000    297,384
                                                                                            ---------
                                                                                              951,889
                                                                                            ---------
UTILITIES (3.7%)
BellSouth Capital Funding Corp.                          6.556%     12/11/2000     125,000    124,776
BellSouth Capital Funding Corp.                          6.557%     12/12/2000     126,000    125,751
National Rural Util. Cooperative Finance                 6.595%      5/24/2001     190,500    184,626
National Rural Util. Cooperative Finance                 6.605%      4/19/2001      29,000     28,280
National Rural Util. Cooperative Finance                 6.654%      3/28/2001      20,000     19,582
National Rural Util. Cooperative Finance                 6.657%      3/13/2001      40,000     39,269
National Rural Util. Cooperative Finance                 6.667%      2/14/2001     129,980    128,223
National Rural Util. Cooperative Finance                 6.669%      2/16/2001      75,000     73,961
National Rural Util. Cooperative Finance                 6.678%      3/15/2001     115,000    112,854
National Rural Util. Cooperative Finance                 6.686%       3/7/2001     100,000     98,275
National Rural Util. Cooperative Finance                  6.69%      3/29/2001      50,000     48,941
National Rural Util. Cooperative Finance                 6.693%      3/16/2001      45,300     44,445
SBC Communications Inc.                                  6.515%      12/8/2000      95,100     94,980
SBC Communications Inc.                                  6.526%      12/7/2000      50,000     49,946
SBC Communications Inc.                                   6.63%      1/18/2001      43,000     42,626
Verizon Global Funding Corp.                             6.514%      12/5/2000      24,610     24,592
Verizon Global Funding Corp.                             6.523%      12/4/2000      43,300     43,277
Verizon Global Funding Corp.                             6.601%      2/23/2001      30,000     29,545
Verizon Global Funding Corp.                             6.605%      2/26/2001      50,000     49,215
Verizon Global Funding Corp.                             6.606%      2/27/2001      25,000     24,603
Verizon Global Funding Corp.                             6.607%      2/28/2001      57,000     56,084
Verizon Global Funding Corp.                             6.618%      1/30/2001     100,000     98,913
Verizon Global Funding Corp.                             6.619%      1/31/2001     100,000     98,895
Verizon Global Funding Corp.                             6.619%      2/20/2001      50,000     49,267
Verizon Global Funding Corp.                              6.62%      2/21/2001      50,000     49,257
Verizon Global Funding Corp.                             6.627%      1/29/2001      62,500     61,831
                                                                                            ---------
                                                                                            1,802,014
                                                                                            ---------

FOREIGN BANKS (3.3%)
ABN-AMRO North America Finance Inc.                      6.644%      3/28/2001     155,000    151,761
ABN-AMRO North America Finance Inc.                      6.679%      3/12/2001     175,000    171,826
Barclays U.S. Funding                                    6.539%      12/4/2000     350,000    349,810
CBA (Delaware) Finance Inc.                              6.621%      2/20/2001      25,125     24,756
CBA (Delaware) Finance Inc.                              6.629%      1/23/2001      50,000     49,520
CBA (Delaware) Finance Inc.                               6.63%      1/25/2001      50,000     49,502
CBA (Delaware) Finance Inc.                              6.638%      2/12/2001      40,000     39,474
CBA (Delaware) Finance Inc.                              6.685%       3/6/2001      20,000     19,659
Cregem North America Inc.                                6.639%      2/23/2001     100,000     98,493
Cregem North America Inc.                                6.668%      2/14/2001      50,000     49,324
Cregem North America Inc.                                6.671%      2/16/2001     100,000     98,613
Cregem North America Inc.                                6.676%      2/20/2001      50,000     49,270
Int-Nle Nederlanden U.S. Funding                         6.589%       5/9/2001      70,000     68,021
Int-Nle Nederlanden U.S. Funding                         6.654%       4/9/2001      25,000     24,423


-----------------------------------------------------------------------------------------------------
                                                                                      FACE     MARKET
                                                                      MATURITY      AMOUNT     VALUE*
                                                          YIELD**         DATE       (000)      (000)
-----------------------------------------------------------------------------------------------------
Int-Nle Nederlanden U.S. Funding                         6.655%      4/10/2001      50,000     48,837
Lloyds Bank                                              6.544%       5/1/2001     100,000     97,328
Societe Generale N.A. Inc.                               6.654%      3/26/2001     100,000     97,943
WestPac Capital Corp.                                    6.645%       3/5/2001      68,334     67,180
WestPac Capital Corp.                                    6.651%       4/9/2001      50,000     48,848
                                                                                            ---------
                                                                                            1,604,588
                                                                                            ---------

FOREIGN GOVERNMENT (1.8%)
CDC Commercial Paper Corp.                               6.524%     12/13/2000     200,000    199,567
CDC Commercial Paper Corp.                               6.621%      2/14/2001     293,454    289,474
KFW International Finance Inc.                           6.508%      12/6/2000      30,000     29,973
KFW International Finance Inc.                           6.541%       5/7/2001      60,000     58,336
KFW International Finance Inc.                           6.617%       2/6/2001     100,000     98,790
KFW International Finance Inc.                           6.647%       2/7/2001      80,000     79,019
KFW International Finance Inc.                            6.65%       2/9/2001      56,000     55,293
Oesterreichische Kontrollbank                            6.642%      2/22/2001      57,825     56,964
                                                                                            ---------
                                                                                              867,416
                                                                                            ---------
FOREIGN INDUSTRIAL (1.9%)
Diageo Capital PLC                                       6.648%       1/8/2001      50,000     49,655
Glaxo Wellcome Inc.                                      6.618%      2/22/2001     137,367    135,308
Glaxo Wellcome PLC                                       6.577%     12/20/2000      38,700     38,568
Glaxo Wellcome PLC                                       6.611%      2/28/2001     140,200    137,947
Glaxo Wellcome PLC                                       6.618%       2/8/2001      54,000     53,326
Glaxo Wellcome PLC                                       6.662%      1/12/2001      50,000     49,618
Siemens Capital Corp.                                    6.551%      12/1/2000      10,470     10,470
Unilever Capital                                         6.511%      12/4/2000      75,000     74,960
Unilever Capital                                         6.521%     12/11/2000      45,000     44,919
Westpac Trust Securities New Zealand Ltd.                6.532%       6/4/2001     100,000     96,752
Westpac Trust Securities New Zealand Ltd.                6.547%       5/3/2001     100,000     97,293
Westpac Trust Securities New Zealand Ltd.                6.598%      4/23/2001     100,000     97,450
Westpac Trust Securities New Zealand Ltd.                6.603%      3/30/2001      50,000     48,932
                                                                                            ---------
                                                                                              935,198
                                                                                            ---------
FOREIGN UTILITIES (0.1%)
Telestra Corp. Ltd.                                      6.608%     12/12/2000      30,000     29,940
-----------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
  (Cost $19,042,783)                                                                       19,042,783
-----------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (25.1%)
-----------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--U.S. BANKS (3.4%)
Bank of America N.A.                                      7.25%      3/28/2001      90,000     90,114
Chase Manhattan Bank (USA) Delaware                       6.63%       3/2/2001     500,000    500,000
Citibank, N.A.                                            6.53%      12/4/2000     500,000    500,000
Harris Trust & Savings                                    6.53%      12/8/2000      50,000     50,000
State Street Bank & Trust                                 6.53%     12/18/2000     100,000    100,000
U.S. Bank N.A.                                            6.62%      12/4/2000(1)  390,000    390,000
                                                                                            ---------
                                                                                            1,630,114
                                                                                            ---------

YANKEE CERTIFICATES OF DEPOSIT--U.S. BRANCHES (21.7%)
ABN-AMRO Bank N.V.                                        6.47%      1/18/2001      50,000     49,997
ABN-AMRO Bank N.V.                                        6.51%      1/22/2001     100,000     99,993
ABN-AMRO Bank N.V.                                        6.69%       2/7/2001     200,000    199,982
ABN-AMRO Bank N.V.                                       7.375%      5/30/2001     250,000    249,959

-----------------------------------------------------------------------------------------------------
                                                                                      FACE     MARKET
                                                                      MATURITY      AMOUNT     VALUE*
PRIME MONEY MARKET FUND                                   YIELD**         DATE       (000)      (000)
-----------------------------------------------------------------------------------------------------
Bank of Montreal                                          6.53%     12/14/2000     150,000    150,000
Bank of Montreal                                          6.62%      2/27/2001     250,000    250,000
Barclays Bank PLC                                        6.585%      12/4/2000     250,000    249,892
Barclays Bank PLC                                         6.67%       2/8/2001     100,000     99,991
Barclays Bank PLC                                         6.68%      2/12/2001     200,000    199,981
Barclays Bank PLC                                         6.69%      2/12/2001     200,000    199,985
Bayerische Landesbank Girozentrale                        6.85%      5/15/2001      15,000     14,998
BNP Paribas                                               6.63%      2/15/2001     300,000    300,000
Canadian Imperial Bank of Commerce                        6.53%     12/13/2000     140,000    140,000
Credit Agricole Indosuez                                  6.61%      5/31/2001     100,000    100,000
Credit Agricole Indosuez                                  6.62%      2/20/2001     180,000    180,000
Credit Agricole Indosuez                                  6.65%      2/12/2001     200,000    200,000
Credit Agricole Indosuez                                  6.66%      2/28/2001     200,000    200,000
Deutsche Bank AG                                          6.65%       2/5/2001     450,000    450,000
Deutsche Bank AG                                         6.655%      2/28/2001     100,000    100,001
Deutsche Bank AG                                          6.71%      2/23/2001      45,000     45,001
Deutsche Bank AG                                          7.05%       5/3/2001      25,000     25,020
Dexia Bank                                                6.64%      2/12/2001     100,000    100,000
Dexia Bank                                                6.66%      3/26/2001     200,000    200,000
Dexia Bank                                                6.66%       4/4/2001     150,000    150,000
Dexia Bank                                               6.665%       4/4/2001      53,000     53,000
Dresdner Bank AG                                          6.53%      12/4/2000     300,000    300,000
Dresdner Bank AG                                          6.53%     12/14/2000     500,000    500,000
Landesbank Baden-Wurttemberg                              6.61%      5/21/2001     149,215    149,222
Landesbank Baden-Wurttemberg                              6.65%      2/21/2001     250,000    250,000
Landesbank Baden-Wurttemberg                              6.70%       3/5/2001      18,000     18,000
Lloyds Bank                                               6.67%       2/8/2001     190,000    189,983
Lloyds Bank                                               6.87%       4/2/2001      95,000     94,991
Lloyds Bank                                               7.29%      5/16/2001      95,000     94,996
Lloyds Bank                                               7.38%      5/30/2001     250,000    249,965
National Westminster Bank PLC                             6.53%     12/14/2000     200,000    200,000
National Westminster Bank PLC                             6.54%     12/18/2000     380,000    380,000
National Westminster Bank PLC                             6.66%       4/2/2001      44,250     44,251
National Westminster Bank PLC                             6.69%      3/13/2001     475,000    475,000
National Westminster Bank PLC                             7.23%       5/9/2001      25,000     25,040
Rabobank Nederlanden                                      6.47%      1/18/2001     300,000    299,981
Rabobank Nederlanden                                      6.53%      1/18/2001     100,000     99,993
Rabobank Nederlanden                                      6.66%       2/5/2001     200,000    199,983
Rabobank Nederlanden                                     6.675%      2/14/2001     100,000     99,990
Rabobank Nederlanden                                      6.69%       2/7/2001     100,000     99,991
Rabobank Nederlanden                                      7.05%       5/2/2001     100,000     99,988
Rabobank Nederlanden                                      7.08%       5/3/2001     299,500    299,464
Rabobank Nederlanden                                      7.29%      5/16/2001     100,000     99,996
Societe Generale                                          6.53%      12/1/2000     200,000    200,000
Societe Generale                                          6.71%      3/14/2001      40,000     39,980
Toronto Dominion Bank                                    6.525%     12/11/2000      50,000     50,000
Toronto Dominion Bank                                    6.525%     12/11/2000     200,000    200,000
Toronto Dominion Bank                                     6.63%      2/15/2001     190,000    190,000
UBS AG                                                    6.53%      1/18/2001     400,000    399,975
UBS AG                                                    6.59%      5/22/2001     100,000    100,000
UBS AG                                                    6.85%      3/28/2001     200,000    199,976
UBS AG                                                    6.88%      3/29/2001     200,000    199,975
UBS AG                                                    6.88%      4/30/2001     300,000    299,977

-----------------------------------------------------------------------------------------------------
                                                                                      FACE     MARKET
                                                                      MATURITY      AMOUNT     VALUE*
                                                          YIELD**         DATE       (000)      (000)
-----------------------------------------------------------------------------------------------------
UBS AG                                                    6.95%       5/1/2001      75,000     74,971
Westdeutsche Landesbank                                   6.66%      1/30/2001     300,000    300,000
                                                                                            ---------
                                                                                           10,533,488
                                                                                            ---------
-----------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $12,163,602)                                                                       12,163,602
-----------------------------------------------------------------------------------------------------
EURODOLLAR CERTIFICATES OF DEPOSIT (14.7%)
-----------------------------------------------------------------------------------------------------
Abbey National PLC                                        6.70%      3/12/2001     200,000    200,005
Abbey National PLC                                        7.42%      5/21/2001      57,000     57,004
ABN-AMRO Bank N.A.                                        6.72%       3/5/2001      50,000     50,005
Bank Austria AG                                           6.60%     12/28/2000      50,000     50,000
Bank of Nova Scotia                                       6.67%      1/16/2001     300,000    300,000
Barclays Bank PLC                                         6.62%      4/17/2001     100,000    100,000
Bayerische Hypo und Vereinsbank AG                        6.64%       3/1/2001      50,000     49,999
Bayerische Hypo und Vereinsbank AG                        6.65%      1/22/2001     100,000    100,000
Bayerische Hypo und Vereinsbank AG                        6.68%      1/16/2001     150,000    150,000
Bayerische Hypo und Vereinsbank AG                        6.68%      1/16/2001     150,000    150,000
Bayerische Hypo und Vereinsbank AG                        6.69%      1/10/2001     100,000    100,000
Bayerische Landesbank Girozentrale                        6.63%       5/8/2001       7,000      7,000
Bayerische Landesbank Girozentrale                        6.64%       2/9/2001      90,000     90,000
Bayerische Landesbank Girozentrale                        6.68%       3/7/2001      50,000     50,000
Bayerische Landesbank Girozentrale                        6.69%      1/10/2001      80,000     80,001
Bayerische Landesbank Girozentrale                        6.70%      3/12/2001      50,000     50,001
Bayerische Landesbank Girozentrale                        6.74%       3/1/2001      50,000     50,006
Bayerische Landesbank Girozentrale                        6.75%       2/9/2001      50,000     50,000
Citibank, N.A.                                            6.65%      2/13/2001     200,000    200,000
Credit Agricole Indosuez                                  6.65%      3/26/2001     100,000    100,006
Credit Agricole Indosuez                                  6.65%      3/30/2001      78,000     78,000
Credit Agricole Indosuez                                  6.67%      3/15/2001      40,000     40,002
Credit Agricole Indosuez                                  7.30%       5/3/2001      20,000     20,041
Deutsche Bank AG                                          6.60%       5/8/2001      50,000     49,996
Deutsche Bank AG                                          6.65%      4/10/2001     200,000    200,000
Dresdner Bank AG                                          6.64%      2/12/2001     200,000    200,000
Dresdner Bank AG                                          6.65%       2/8/2001     100,000    100,002
Dresdner Bank AG                                          6.65%      4/10/2001     100,000    100,000
Halifax PLC                                               6.59%      4/24/2001     200,000    200,000
Halifax PLC                                               6.59%      5/29/2001     100,000    100,000
Halifax PLC                                               6.64%      1/22/2001     300,000    300,000
Halifax PLC                                               6.64%      2/12/2001     200,000    200,000
Halifax PLC                                               6.65%      4/10/2001     250,000    250,000
Halifax PLC                                               6.66%      4/10/2001      87,000     87,002
Halifax PLC                                               6.72%       3/5/2001     100,000    100,009
ING Bank                                                 6.575%      12/7/2000     270,000    270,000
ING Bank                                                  6.62%      5/21/2001     100,000    100,000
ING Bank                                                  6.63%      1/29/2001     290,000    290,000
ING Bank                                                  6.63%      2/16/2001     320,000    320,000
ING Bank                                                  6.70%      3/12/2001     140,000    140,000
ING Bank                                                 6.765%       2/9/2001      80,000     80,002
Landesbank Baden-Wurttemberg                             6.595%      5/29/2001     200,000    200,005
Landesbank Baden-Wurttemberg                              6.63%      5/14/2001     100,000    100,010
Landesbank Baden-Wurttemberg                             6.645%      1/26/2001     100,000    100,000
Landesbank Baden-Wurttemberg                              6.65%      1/30/2001      50,000     50,000

-----------------------------------------------------------------------------------------------------
                                                                                      FACE     MARKET
                                                                      MATURITY      AMOUNT     VALUE*
PRIME MONEY MARKET FUND                                   YIELD**         DATE       (000)      (000)
-----------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg                              6.65%      4/17/2001     100,000    100,004
Landesbank Baden-Wurttemberg                              7.30%      5/11/2001      20,000     20,037
Landesbank Hessen-Thueringen                              6.61%      5/21/2001     750,000    750,021
Landesbank Hessen-Thueringen                              6.71%       3/1/2001      45,000     45,003
Lloyds Bank                                               6.59%      5/24/2001     140,000    140,001
Toronto Dominion Bank                                     6.63%      2/15/2001     100,000    100,000
Westdeutsche Landesbank                                   6.66%      1/18/2001     100,000    100,000
Westdeutsche Landesbank                                  6.765%       2/9/2001     175,000    175,000
-----------------------------------------------------------------------------------------------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
    (Cost $7,089,162)                                                                       7,089,162
-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.5%)
-----------------------------------------------------------------------------------------------------
Merrill Lynch, Pierce, Fenner & Smith Inc.
(Dated 11/30/2000, Repurchase Value $249,799,000
  Collateralized by U.S. Treasury Bill
  5.93%, 5/31/2001)                                       6.47%      12/1/2000     249,754    249,754
-----------------------------------------------------------------------------------------------------
OTHER NOTES (5.3%)
-----------------------------------------------------------------------------------------------------

Abbey National Treasury Services                          6.48%      1/18/2001      97,000     96,994
Abbey National Treasury Services                          6.52%      1/22/2001     100,000     99,993
Abbey National Treasury Services                          6.67%       2/5/2001     100,000     99,991
Abbey National Treasury Services                          6.69%       2/7/2001     200,000    199,982
Bank of America National Assn.                            6.60%      4/23/2001     275,000    275,000
Bank of America National Assn.                            6.65%      3/20/2001     125,000    125,000
Bank of America National Assn.                            6.71%       2/8/2001     350,000    350,000
Bank of America National Assn.                            6.72%       2/5/2001     100,000    100,000
Bank of America National Assn.                            7.32%      5/16/2001     200,000    200,000
Bank of America National Assn.                            7.40%      5/25/2001     100,000    100,000
Dakota Certificates                                      6.652%      2/21/2001     125,000    123,135
Dakota Certificates                                      6.654%      2/22/2001     125,000    123,112
Dakota Certificates                                      6.656%      1/22/2001     125,000    123,817
NewCastle Certificates                                   6.584%      12/7/2000      40,000     39,956
NewCastle Certificates                                   6.589%     12/11/2000      31,000     30,944
NewCastle Certificates                                   6.669%      2/12/2001      50,451     49,780
NewCastle Certificates                                   6.669%      2/15/2001      81,924     80,789
NewCastle Certificates                                    6.67%      2/15/2001      24,900     24,555
NewCastle Certificates                                    6.67%      2/15/2001      20,000     19,723
NewCastle Certificates                                   6.702%      2/22/2001     271,981    267,849
NewCastle Certificates                                   6.705%      1/11/2001      30,700     30,469
NewCastle Certificates                                    6.71%      2/27/2001      17,000     16,726
-----------------------------------------------------------------------------------------------------
TOTAL OTHER NOTES
   (Cost $2,577,815)                                                                        2,577,815
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%) (Cost $48,319,587)                                               48,319,587
-----------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
-----------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                          692,002
Liabilities                                                                                 (633,038)
                                                                                            ---------
                                                                                               58,964
                                                                                            ---------
-----------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                         $48,378,551
-----------------------------------------------------------------------------------------------------

*See Note A in Notes to Financial Statements.
**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
(1) Adjustable Rate Note.

-----------------------------------------------------------------------------------------------------
                                                                                               AMOUNT
                                                                                                (000)
-----------------------------------------------------------------------------------------------------
AT NOVEMBER 30, 2000, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------------------------------------
Paid-in Capital                                                                          $ 48,379,569
Undistributed Net Investment Income                                                                --
Accumulated Net Realized Losses                                                                (1,018)
=====================================================================================================
NET ASSETS                                                                                $48,378,551
=====================================================================================================

Investor  Shares--Net Assets applicable to 45,719,288,900  outstanding $.001 par
value shares of beneficial interest (unlimited authorization)                             $45,718,325
=====================================================================================================
NET ASSET VALUE PER SHARE--INVESTOR SHARES                                                      $1.00
=====================================================================================================

Institutional  Shares--Net Assets applicable to 2,660,276,055  outstanding $.001
par value shares of beneficial interest (unlimited authorization)                          $2,660,226
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INSTITUTIONAL SHARES                                                 $1.00
=====================================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                      FACE     MARKET
                                                                      MATURITY      AMOUNT     VALUE*
FEDERAL MONEY MARKET FUND                                 YIELD**         DATE       (000)      (000)
-----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (77.2%)
-----------------------------------------------------------------------------------------------------
Federal Farm Credit Bank                                 6.346%      1/11/2001    $ 25,000   $ 24,830
Federal Home Loan Bank                                   6.415%       1/1/2001(1)  470,000    469,765
Federal Home Loan Bank                                    6.55%      1/19/2001(1)   40,000     39,976
Federal Home Loan Bank                                   6.581%      1/12/2001(1)  190,000    189,888
Federal Home Loan Bank                                   6.325%      1/12/2001     152,265    151,208
Federal Home Loan Mortgage Corp.                          5.00%      2/15/2001      60,000     59,831
Federal Home Loan Mortgage Corp.                         6.409%     12/20/2000(1)  250,000    249,984
Federal Home Loan Mortgage Corp.                          6.48%     12/21/2000      74,000     73,737
Federal Home Loan Mortgage Corp.                         6.525%      2/15/2001     295,470    291,465
Federal Home Loan Mortgage Corp.                         6.538%      1/25/2001     400,000    396,071
Federal Home Loan Mortgage Corp.                         6.905%      7/19/2001     200,000    191,742
Federal National Mortgage Assn.                          6.345%       2/2/2001     150,000    149,972
Federal National Mortgage Assn.                          6.462%     11/16/2001     289,405    272,339
Federal National Mortgage Assn.                           6.48%     12/21/2000     237,295    236,453
Federal National Mortgage Assn.                          6.481%     12/14/2000     160,000    159,631
Federal National Mortgage Assn.                          6.482%      12/4/2000(1)  200,000    199,910
Federal National Mortgage Assn.                          6.485%      12/4/2000(1)  490,000    489,791
Federal National Mortgage Assn.                          6.525%      2/15/2001      99,895     98,541
Federal National Mortgage Assn.                           6.64%      9/18/2001     180,000    179,946
Federal National Mortgage Assn.                          6.993%       6/5/2001     100,000     96,621
Federal National Mortgage Assn.                           7.26%      5/24/2001     200,000    200,000
Overseas Private Investment Corp.                         6.61%     12/15/2000(1)   18,958     18,958
-----------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
 (Cost $4,240,659)                                                                          4,240,659
-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (22.4%)
-----------------------------------------------------------------------------------------------------
Bank of America N.A.                                      6.57%      12/1/2000     540,000    540,000
(Dated 11/30/2000, Repurchase Value $540,099,000
Collateralized by Federal National Mortgage Assn.
6.00%, 5/1/2014)
Deutsche Bank Securities Inc.                             6.52%      12/4/2000     500,000    500,000
(Dated 11/2/2000, Repurchase Value $502,898,000
Collateralized by Federal Home Loan Mortgage Corp.
5.125%, 10/15/2008; Federal National Mortgage Assn.
6.85%, 7/13/2001)
Merrill Lynch, Pierce, Fenner & Smith Inc.                6.47%      12/1/2000       4,570      4,570
(Dated 11/30/2000, Repurchase Value $4,571,000
Collateralized by U.S. Treasury Bill
5.89%, 5/31/2001)
Merrill Lynch, Pierce, Fenner & Smith Inc.                6.51%      12/1/2000     185,000    185,000
(Dated 11/30/2000, Repurchase Value $185,033,000
Collateralized by U.S. Treasury Note
6.75%, 8/15/2026)
-----------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,229,570)                                                                         1,229,570
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.6%)

                           (Cost $5,470,229)                                                5,470,229
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                                    AMOUNT        PER
                                                                                     (000)      SHARE
-----------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.4%)
-----------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                           48,702
                                                                                            ---------
Liabilities                                                                                   (23,540)
                                                                                            ---------
                                                                                               25,162
-----------------------------------------------------------------------------------------------------
NET ASSETS (100%)
-----------------------------------------------------------------------------------------------------

Applicable to 5,495,474,868 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)                                                                  $5,495,391
=====================================================================================================
NET ASSET VALUE PER SHARE                                                                       $1.00
=====================================================================================================
*See Note A in Notes to Financial Statements.
**Represents  annualized yield at date of purchase for discount securities,  and coupon for coupon-bearing securities.
(1) Adjustable Rate Note.

-----------------------------------------------------------------------------------------------------
AT NOVEMBER 30, 2000, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------------------------------------
Paid-in Capital                                                                 $5,495,504      $1.00
Undistributed Net Investment Income                                                     --         --
Accumulated Net Realized Losses                                                      (113)         --
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $5,495,391      $1.00
=====================================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                      FACE     MARKET
                                                                      MATURITY      AMOUNT     VALUE*
TREASURY MONEY MARKET FUND                                YIELD**         DATE       (000)      (000)
-----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (99.6%)
-----------------------------------------------------------------------------------------------------
U.S. Treasury Bill                                       6.053%     12/21/2000    $331,448  $ 330,306
U.S. Treasury Bill                                       6.113%     12/28/2000       2,187      2,177
U.S. Treasury Bill                                       6.132%       2/8/2001     578,628    571,746
U.S. Treasury Bill                                       6.159%       1/4/2001     206,004    204,822
U.S. Treasury Bill                                       6.174%      1/11/2001      84,619     84,033
U.S. Treasury Bill                                       6.178%      3/29/2001      40,000     39,214
U.S. Treasury Bill                                       6.202%      3/22/2001      40,000     39,257
U.S. Treasury Bill                                       6.216%      1/18/2001       3,550      3,521
U.S. Treasury Bill                                       6.228%      5/10/2001      55,000     53,519
U.S. Treasury Bill                                       6.238%      5/24/2001      55,000     53,390
U.S. Treasury Bill                                        6.24%       4/5/2001     101,943     99,800
U.S. Treasury Bill                                       6.256%      4/12/2001     120,000    117,331
U.S. Treasury Bill                                       6.258%      1/25/2001      30,000     29,717
U.S. Treasury Bill                                       6.267%      2/15/2001     287,357    283,610
U.S. Treasury Bill                                       6.281%      2/22/2001     670,000    660,505
U.S. Treasury Bill                                       6.283%       2/1/2001     377,136    373,114
U.S. Treasury Bill                                       6.412%     12/18/2000     260,035    259,252
U.S. Treasury Note                                        4.50%      1/31/2001     120,000    119,610
U.S. Treasury Note                                       4.625%     12/31/2000      50,000     49,912
U.S. Treasury Note                                       4.875%      3/31/2001      80,000     79,602
U.S. Treasury Note                                        5.00%      2/28/2001     290,000    289,038
U.S. Treasury Note                                        5.25%      1/31/2001      40,000     39,920
U.S. Treasury Note                                       5.375%      2/15/2001     130,000    129,724
U.S. Treasury Note                                       5.625%      5/15/2001     176,000    175,449
-----------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
   (Cost $4,088,569)                                                                        4,088,569
-----------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.4%)
-----------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                           33,135
Liabilities                                                                                   (14,856)
                                                                                            ---------
                                                                                               18,279
                                                                                            ---------
-----------------------------------------------------------------------------------------------------
NET ASSETS (100%)
-----------------------------------------------------------------------------------------------------
Applicable to 4,106,523,857 outstanding $.001 par value shares
  of beneficial interest (unlimited authorization)                                         $4,106,848
=====================================================================================================

NET ASSET VALUE PER SHARE                                                                       $1.00
=====================================================================================================
*See Note A in Notes to Financial Statements.
**Represents  annualized yield at date of purchase for discount securities,  and coupon for coupon-bearing securities.

-----------------------------------------------------------------------------------------------------
AT NOVEMBER 30, 2000, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------------------------------------
                                                                                    AMOUNT        PER
                                                                                     (000)      SHARE
-----------------------------------------------------------------------------------------------------
Paid-in Capital                                                                 $4,106,543      $1.00
Undistributed Net Investment Income                                                     --         --
Accumulated Net Realized Gains                                                         305         --
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $4,106,848      $1.00
=====================================================================================================

STATEMENT OF OPERATIONS

This Statement shows interest earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. Expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and any Unrealized Appreciation (Depreciation) on investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal and Unrealized Appreciation (Depreciation) should be zero.


--------------------------------------------------------------------------------------------------------------
                                                          PRIME                FEDERAL                TREASURY
                                                   MONEY MARKET           MONEY MARKET            MONEY MARKET
                                                           FUND                   FUND                    FUND
                                                 -------------------------------------------------------------
                                                                   YEAR ENDED NOVEMBER 30, 2000
                                                 -------------------------------------------------------------
                                                          (000)                  (000)                   (000)
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Interest                                            $2,871,697               $338,422                $250,599
--------------------------------------------------------------------------------------------------------------
  Total Income                                        2,871,697                338,422                 250,599
--------------------------------------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
 Investment Advisory Services                             5,045                    613                     500
 Management and Administrative--Investor Shares         128,118                 16,038                  12,647
 Management and Administrative--Institutional Shares*     2,491                     --                      --
 Marketing and Distribution--Investor Shares              7,311                    936                     781
 Marketing and Distribution--Institutional Shares*          319                     --                      --
Custodian Fees                                              718                     91                      71
Auditing Fees                                                31                     11                      10
Shareholders' Reports---Investor Shares                     894                    125                     106
Shareholders' Reports--Institutional Shares*                  2                     --                      --
Trustees' Fees and Expenses                                  58                      7                       6
--------------------------------------------------------------------------------------------------------------
 Total Expenses                                         144,987                 17,821                  14,121
 Expenses Paid Indirectly--Note C                            --                    (4)                      --
 Net Expenses                                           144,987                 17,817                  14,121
--------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                 2,726,710                320,605                 236,478
--------------------------------------------------------------------------------------------------------------
REALIZED NET LOSS ON INVESTMENT SECURITIES SOLD           (957)                  (202)                    (63)
--------------------------------------------------------------------------------------------------------------
UNREALIZED APPRECIATION (DEPRECIATION) OF
 INVESTMENT SECURITIES                                       --                     --                      --
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $2,725,753               $320,403                $236,415
==============================================================================================================
*The Federal and Treasury Money Market Funds do not offer Institutional Shares.

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Dividends from Net Investment Income generally equal the net income earned as shown under the Operations section. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. Dividends and Capital Share Transactions are shown separately for each class of shares.


--------------------------------------------------------------------------------
                                                      PRIME MONEY MARKET FUND
                                                       YEAR ENDED NOVEMBER 30,
                                                              2000         1999
                                                              (000)       (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                $ 2,726,710  $ 1,865,313
  Realized Net Gain (Loss)                                    (957)         462
  Unrealized Appreciation (Depreciation)                        --           --
--------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations   2,725,753    1,865,775
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
  Investor Shares                                       (2,598,933)  (1,797,001)
  Institutional Shares                                    (127,777)     (68,312)
--------------------------------------------------------------------------------
    Total Dividends                                     (2,726,710)  (1,865,313)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES (at $1.00)
  Issued                                                60,007,872   50,885,818
  Issued in Lieu of Cash Distributions                   2,506,609    1,727,975
  Redeemed                                             (56,225,638) (46,916,245)
--------------------------------------------------------------------------------
     Net Increase--Investor Shares                       6,288,843    5,697,548
--------------------------------------------------------------------------------
Capital Share Transactions--Institutional Shares (at $1.00)
  Issued                                                 4,911,250    3,264,695
  Issued in Lieu of Cash Distributions                     105,745       62,112
  Redeemed                                              (4,132,514)  (2,693,960)
--------------------------------------------------------------------------------
     Net Increase--Institutional Shares                    884,481      632,847
--------------------------------------------------------------------------------
  Total Increase (Decrease)                              7,172,367    6,330,857
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Year                                     41,206,184   34,875,327
--------------------------------------------------------------------------------
  End of Year                                          $48,378,551  $41,206,184
================================================================================


------------------------------------------------------------------------------------------------
                                                   FEDERAL MONEY               TREASURY MONEY
                                                     MARKET FUND                  MARKET FUND
                                                   --------------               -------------
                                                            YEAR ENDED NOVEMBER 30,
                                                   ---------------------------------------------
                                                    2000           1999         2000        1999
                                                    (000)          (000)        (000)      (000)
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                        $ 320,605      $ 228,431    $ 236,478   $ 191,010
  Realized Net Gain (Loss)                          (202)           159          (63)        292
  Unrealized Appreciation (Depreciation)              --             --           --          --
------------------------------------------------------------------------------------------------
  Net Increase in Net Assets
   Resulting from Operations                     320,403        228,590      236,415     191,302
------------------------------------------------------------------------------------------------
  DIVIDENDS FROM NET INVESTMENT INCOME          (320,605)      (228,431)    (236,478)   (191,010)
------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (at $1.00)
  Issued                                       4,999,148      4,831,291    4,487,949   4,821,379
  Issued in Lieu of Cash Distributions           309,916        220,153      226,933     183,629
  Redeemed                                    (5,056,665)    (4,071,311) (5,200,585)  (4,354,937)
------------------------------------------------------------------------------------------------
   Net Increase (Decrease) from
    Capital Share Transactions                   252,399        980,133     (485,703)    650,071
------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                      252,197        980,292     (485,766)    650,363
------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Year                            5,243,194      4,262,902    4,592,614   3,942,251
------------------------------------------------------------------------------------------------
  End of Year                                 $5,495,391     $5,243,194  $4,106,848   $4,592,614
================================================================================================

FINANCIAL HIGHLIGHTS

Each fund's objective is to maintain a constant NAV of $1.00 per share by distributing all of its income and avoiding capital gains or losses. The financial highlights table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. The table also presents the Total Return and shows net investment income and expenses as percentages of average net assets for each fund or class of shares. These data will help you assess the variability of net income returns from year to year and how much it costs to operate the fund.

--------------------------------------------------------------------------------------------------------
                                                                PRIME MONEY MARKET FUND INVESTOR SHARES
                                                                        YEAR ENDED NOVEMBER 30,
                                                          ----------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR                   2000     1999      1998    1997     1996
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                            $1.00    $1.00     $1.00   $1.00    $1.00
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        .060     .049      .053    .053     .052
  Net Realized and Unrealized Gain (Loss) on Investments         --       --        --      --       --
--------------------------------------------------------------------------------------------------------
   Total from Investment Operations                            .060     .049      .053    .053     .052
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                        (.060)   (.049)    (.053)  (.053)   (.052)
  Distributions from Realized Capital Gains                      --       --        --      --       --
--------------------------------------------------------------------------------------------------------
   Total Distributions                                        (.060)   (.049)    (.053)  (.053)   (.052)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                  $1.00    $1.00     $1.00   $1.00    $1.00
========================================================================================================
TOTAL RETURN                                                   6.21%    4.97%     5.42%   5.41%    5.31%
========================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                        $45,719  $39,430   $33,732 $26,480  $22,218
  Ratio of Total Expenses to Average Net Assets               0.33%    0.33%     0.33%   0.32%    0.32%
  Ratio of Net Investment Income to Average Net Assets        6.04%    4.85%     5.28%   5.28%    5.18%
========================================================================================================

--------------------------------------------------------------------------------------------------------
                                                         PRIME MONEY MARKET FUND INSTITUTIONAL SHARES
                                                                       YEAR ENDED NOVEMBER 30,
                                                          ----------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR                   2000     1999      1998    1997     1996
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                            $1.00    $1.00     $1.00   $1.00    $1.00
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        .062     .050      .055    .054     .054
  Net Realized and Unrealized Gain (Loss) on Investments         --       --        --      --       --
--------------------------------------------------------------------------------------------------------
   Total from Investment Operations                            .062     .050      .055    .054     .054
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                        (.062)   (.050)    (.055)  (.054)   (.054)
  Distributions from Realized Capital Gains                      --       --        --      --       --
--------------------------------------------------------------------------------------------------------
Total Distributions                                           (.062)   (.050)    (.055)  (.054)   (.054)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                  $1.00    $1.00     $1.00   $1.00    $1.00
========================================================================================================
TOTAL RETURN                                                   6.39%    5.15%     5.61%   5.59%    5.49%
========================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                         $2,660   $1,776    $1,143    $951     $910
  Ratio of Total Expenses to Average Net Assets               0.15%    0.15%     0.15%   0.15%    0.15%
  Ratio of Net Investment Income to Average Net Assets        6.24%    5.04%     5.46%   5.44%    5.35%
========================================================================================================

--------------------------------------------------------------------------------------------------------
                                                                     FEDERAL MONEY MARKET FUND
                                                                      YEAR ENDED NOVEMBER 30,
                                                          ----------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR                   2000     1999      1998    1997     1996
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                            $1.00    $1.00     $1.00   $1.00    $1.00
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        .059     .048      .052    .052     .051
  Net Realized and Unrealized Gain (Loss) on Investments         --       --        --      --       --
--------------------------------------------------------------------------------------------------------
   Total from Investment Operations                            .059     .048      .052    .052     .051
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                        (.059)   (.048)    (.052)  (.052)   (.051)
  Distributions from Realized Capital Gains                      --       --        --      --       --
--------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           (.059)   (.048)    (.052)  (.052)   (.051)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                  $1.00    $1.00     $1.00   $1.00    $1.00
========================================================================================================
TOTAL RETURN                                                   6.11%    4.89%     5.35%   5.35%    5.26%
========================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                         $5,495   $5,243    $4,263  $3,495   $3,100
  Ratio of Total Expenses to Average Net Assets               0.33%    0.33%     0.33%   0.32%    0.32%
  Ratio of Net Investment Income to Average Net Assets        5.94%    4.79%     5.21%   5.22%    5.13%
========================================================================================================

--------------------------------------------------------------------------------------------------------
                                                                    TREASURY MONEY MARKET FUND
                                                                     YEAR ENDED NOVEMBER 30,
                                                          ----------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR                   2000     1999      1998    1997     1996
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                            $1.00    $1.00     $1.00   $1.00    $1.00
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        .056     .044      .050    .050     .050
  Net Realized and Unrealized Gain (Loss) on Investments         --       --        --      --       --
--------------------------------------------------------------------------------------------------------
   Total from Investment Operations                            .056     .044      .050    .050     .050
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                        (.056)   (.044)    (.050)  (.050)   (.050)
  Distributions from Realized Capital Gains                      --       --        --      --       --
--------------------------------------------------------------------------------------------------------
   Total Distributions                                        (.056)   (.044)    (.050)  (.050)   (.050)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                  $1.00    $1.00     $1.00   $1.00    $1.00
========================================================================================================
TOTAL RETURN                                                   5.70%    4.51%     5.06%   5.10%    5.11%
========================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                         $4,107   $4,593    $3,942  $3,237   $2,917
  Ratio of Total Expenses to Average Net Assets               0.33%    0.33%     0.33%   0.32%    0.32%
  Ratio of Net Investment Income to Average Net Assets        5.53%    4.41%     4.94%   4.98%    4.99%
========================================================================================================

NOTES TO FINANCIAL STATEMENTS

Vanguard Money Market Funds comprise the Prime Money Market Fund, Federal Money Market Fund, and Treasury Money Market Fund, each of which is registered under the Investment Company Act of 1940 as a diversified open-end investment company, or mutual fund. The Prime Money Market Fund invests in short-term debt instruments of companies primarily operating in specific industries; the issuers' abilities to meet their obligations may be affected by economic developments in such industries. The Federal Money Market Fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities. The Treasury Money Market Fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Securities are valued at amortized cost, which approximates market value.

     2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities. Dividends from net investment income are declared daily and paid on the first business day of the following month.

     4. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At November 30, 2000, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                             CAPITAL CONTRIBUTED      PERCENTAGE      PERCENTAGE
                                     TO VANGUARD    OF PORTFOLIO   OF VANGUARD'S
MONEY MARKET FUND                          (000)      NET ASSETS  CAPITALIZATION
--------------------------------------------------------------------------------
Prime                                     $8,941           0.02%          8.9%
Federal                                    1,031           0.02           1.0
Treasury                                     759           0.02           0.8
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. The funds' custodian bank has agreed to reduce its fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the year ended November 30, 2000, custodian fee offset arrangements reduced expenses of the Federal Money Market Fund by $4,000.

D. The Prime Money Market Fund offers two classes of shares, the Investor Shares and the Institutional Shares. Institutional shares are designed primarily for institutional investors that meet certain administrative and servicing criteria and have a minimum investment of $10 million. Investor shares are offered to all other investors. Both classes of shares have equal rights as to assets and earnings, except that each class bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expense), and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. For year ended November 30, 2000, class-specific and marketing and distribution expenses of the Investor Shares and Institutional Shares represented effective annual rates of 0.22% and 0.04%, respectively, of their average net assets. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

REPORT
  OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of Vanguard Money Market Funds

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prime Money Market Fund, Federal Money Market Fund and Treasury Money Market Fund (hereafter referred to as the "Funds") at November 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 2, 2001

THE VANGUARD(R)
 Family of Funds

STOCK FUNDS
500 Index Fund
Calvert Social Index(TM) Fund
Capital Opportunity Fund
Convertible Securities Fund
Developed Markets Index Fund
Emerging Markets Stock
 Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Gold and Precious Metals Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets
 Index Fund
Institutional Index Fund
International Growth Fund
International Value Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital
 Appreciation Fund
Tax-Managed Growth and
 Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock
 Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Utilities Income Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
Global Asset Allocation Fund
LifeStrategy(R) Conservative
 Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate
 Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS
Admiral(TM) Intermediate-Term
 Treasury Fund
Admiral(TM) Long-Term
 Treasury Fund
Admiral(TM) Short-Term
 Treasury Fund
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Insured Long-Term
 Tax-Exempt Fund
Intermediate-Term Bond
 Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term
 Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Preferred Stock Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds
(California, Florida, Massachusetts, New Jersey,
 New York, Ohio, Pennsylvania)
Total Bond Market Index Fund

MONEY MARKET FUNDS
Admiral(TM) Treasury Money
 Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market Funds
(California, New Jersey,
 New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY PLAN
Balanced Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High-Grade Bond Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio


For information about Vanguard funds and our variable annuity plan, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THE PEOPLE
 WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, which is owned by the funds and exists solely to provide services to them on an at-cost basis.

     Six of Vanguard's seven board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. They bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/ directors; and electing Vanguard officers.

     The list below provides a brief description of each trustee's professional affiliations. The year in which the trustee joined the Vanguard board is noted in parentheses.

--------------------------------------------------------------------------------
TRUSTEES
JOHN J. BRENNAN (1987) Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN (1998) Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of Johnson & Johnson*Merck Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY (1990) President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL (1977) Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Argentaria, Gestion, BKF Capital, The Jeffrey Co., NeuVis, Inc., and Select Sector SPDR Trust.

ALFRED M. RANKIN, JR. (1993) Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc.; Director of The BFGoodrich Co.

JAMES O. WELCH, JR. (1971) Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON (1985) Retired Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of AmeriSource Health Corporation, Cummins Engine Co., and The Mead Corp.; Trustee of Vanderbilt University.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OTHER FUND OFFICERS
RAYMOND J. KLAPINSKY, Secretary; Managing Director and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VANGUARD MANAGING DIRECTORS
R. GREGORY BARTON, Legal Department.
ROBERT A. DISTEFANO, Information Technology.
JAMES H. GATELY, Direct Investor Services.
KATHLEEN C. GUBANICH, Human Resources.
IAN A. MACKINNON, Fixed Income Group.
F. WILLIAM MCNABB, III, Institutional Investor Group.
MICHAEL S. MILLER, Planning and Development.
RALPH K. PACKARD, Chief Financial Officer.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
                                  JOHN C. BOGLE
                Founder; Chairman and Chief Executive, 1974-1996.

[SHIP LOGO]
[THE VANGUARD GROUP(R) LOGO]
Post Office Box 2600
Valley Forge, Pennsylvania 19482-2600


ABOUT OUR COVER

Our cover art evokes both  Vanguard's
rich past and the course we've set
for the future--our   determination
to  provide  superior  investment
performance  and top-notch service.
The image is based on two works:
a painting titled The First Journey
of  'Victory,'  by the English  artist
W.L.  Wyllie  (1851-1931),  and a
sculpture  of  a  compass  rose  on
Vanguard's   campus  near  Valley   Forge,
Pennsylvania.

All comparative mutual fund data are
from Lipper Inc. or Morningstar, Inc.,
unless otherwise noted.

Standard & Poor's(R), S&P(R),
S&P 500(R), Standard & Poor's 500,
500, S&P MidCap 400, and S&P
SmallCap 600 are trademarks of
The McGraw-Hill Companies,  Inc.
All other index names may contain
trademarks and are the exclusive
property of their respective owners.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

INDIVIDUAL ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

This report is intended for the
fund's shareholders.  It may not be
distributed to  prospective  investors
unless it is preceded or  accompanied
by the current fund prospectus.


(C)2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q300 012001